BORROWINGS (Long-term) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
BORROWINGS [Abstract]
Long-term bank borrowings		533,000,000	495,000,000
Less: Current portion		(171,000,000)	(328,000,000)
Total long-term borrowings	$ 59,798,140	362,000,000	167,000,000